Taxation (Tables)	12 Months Ended
Jun. 30, 2015
TAXATION [Abstract]
Schedule of components of income before income taxes
	For the Year Ended June 30,
	2013	2014	2015
	RMB	RMB	RMB
Income before income tax expenses
Income from China operations	239,408	247,420	327,099
Loss from non-China operations	(13,451)	(10,839)	(20,668)
Total income before income tax expenses	225,957	236,581	306,431

Schedule of composition of income tax expenses
	For the Year Ended June 30,
	2013	2014	2015
	RMB	RMB	RMB
Income tax expense applicable to China operations
Current income tax expenses	48,002	48,707	60,900
Deferred income tax(benefit)	(240)	(1,867)	(11,072)
Subtotal income tax expenses applicable to China operations	47,762	46,840	49,828
PRC withholding tax on undistributed earnings of PRC subsidiaries and VIEs	22,394	3,088	3,981
Total income tax expenses	70,156	49,928	53,809

Schedule of reconciliation of the differences between statutory tax rate and the effective tax rate
	For the Year Ended June 30,
	2013	2014	2015
PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of Beijing Wangpin’s HNTE tax holiday	(9.1)%	(11.9)%	(10.6)%
Tax effect of tax-exempt entity	1.5%	1.1%	1.2%
Permanent book-tax differences
Non-deductible share-based compensation expenses	0.6%	3.2%	1.7%
Tax incentives relating to research and development expenditures	(0.6)%	(0.7)%	(2.1)%
Other non-deductible expenses	2.8%	3.8%	0.9%
Other permanent differences	(0.7)%	0.6%	0.7%
Effect of PRC withholding tax associated with dividends	9.9%	1.3%	1.3%
Changes in valuation allowance	1.6%	(1.3)%	(0.5)%
Effective tax rate	31.0%	21.1%	17.6%

Schedule of the effects of Beijing Wangpin's preferential tax rate to the Group
	For the Year Ended June 30,
	2013	2014	2015
	RMB	RMB	RMB
Preferential tax treatments impact to net income attributable to ordinary shareholders	20,574	28,136	32,522
Per share effect - basic	3.87	0.33	0.31
Per share effect - diluted	3.87	0.30	0.29

Schedule of deferred tax assets and liabilities
	As of June 30,
	2014	2015
	RMB	RMB
Deferred tax assets, current
Accruals and other liabilities	12,569	20,671
Tax loss carryforwards	-	-
Advertising expenses carryforwards	-	-
Total current deferred tax assets	12,569	20,671
Less: Valuation allowance	(1,076)	(483)
Total current deferred tax assets, net	11,493	20,188
Deferred tax assets, non-current
Intangible assets	153	2,503
Tax loss carryforwards	7,830	7,594
Advertising expenses carryforwards	21,981	21,124
Total non-current deferred tax assets	29,964	31,221
Less: valuation allowance	(29,811)	(28,730)
Total non-current deferred tax assets, net	153	2,491

	As of June 30,
	2014	2015
	RMB	RMB
Deferred tax liabilities, current
PRC withholding tax on undistributed earnings of PRC subsidiaries and VIEs	-	-
Total current deferred tax liabilities	-	-
Deferred tax liabilities, non-current
Intangible assets from business acquisitions	4,164	4,125
PRC withholding tax on undistributed earnings of PRC subsidiaries and VIEs	4,961	8,942
Total non-current deferred tax liabilities	9,125	13,067

Schedule of movement of valuation allowance
	For the Year Ended June 30,
	2013	2014	2015
	RMB	RMB	RMB
Balance at beginning of the year	(29,527)	(34,029)	(30,887)
Current period addition	(8,153)	(3,043)	(5,370)
Current period reversal	3,651	6,185	7,044

Balance at end of the year	(34,029)	(30,887)	(29,213)